Summary of Significant Accounting Policies - Schedule of Foreign Currency Exchange Rates (Details)	Sep. 30, 2024	Sep. 30, 2023
Year-end spot rate [Member] | United States of America, Dollars
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Year-end spot rate [Member] | Canada, Dollars
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1.3511	1.3535
Average rate [Member] | United States of America, Dollars
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Average rate [Member] | Canada, Dollars
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1.3606	1.3486